Earnings Per Share - Additional Information (Detail)	Dec. 31, 2014 USD ($)
Earnings Per Share Disclosure [Line Items]
Equity method investment, ownership percentage	14.40%
Partnerships Exchangeable Units [Member]
Earnings Per Share Disclosure [Line Items]
Partnership exchangeable units economic interest, Amount	$ 265,041,783
Burger King Worldwide [Member]
Earnings Per Share Disclosure [Line Items]
Equity method investment, ownership percentage	100.00%
Burger King Worldwide [Member] | Partnerships Exchangeable Units [Member]
Earnings Per Share Disclosure [Line Items]
Partnership exchangeable units economic interest, Amount	$ 265,041,783